OPERATING LEASES - Operating Lease Income (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessor, Lease, Description [Line Items]
Operating lease income	$ 37,506	$ 176,028		$ 145,833	$ 163,114
Variable lease income / (expense)		7,539		16,125	1,626
Variable lease income / (expense)	(217)
Total operating lease income	$ 37,289	$ 183,567		$ 161,958	164,740
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]			Total operating revenues	Total operating revenues
External Vessel Charter
Lessor, Lease, Description [Line Items]
Operating lease income				$ 2,600	2,600
Variable lease income / (expense)				$ 4,600	$ 4,600